S-K 1602, SPAC Registered Offerings	Feb. 20, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

We have established the following key criteria for evaluating prospective targets:

●	Enterprise Value: Between $400 million and $1 billion;
●	Growth Profile: Revenue visibility, scalable business model, or a differentiated technology stack;
●	Durable Unit Economics: Sustainable business fundamentals and margin expansion potential;
●	Valuation Arbitrage: Opportunities to unlock value through a public listing relative to private market benchmarks;
●	Audited Financials: Availability of financial statements audited under PCAOB or IFRS standards;
●	Management Capability: Strong leadership and alignment with our long-term goals;
●	U.S. Public Market Readiness: Financial reporting and governance frameworks suitable for SEC compliance;
●	Global or Cross-Border Opportunity: International footprint or untapped access to U.S. capital and customers; and
●	Potential for Additional Capital Formation: Receptivity to PIPEs, at-the-market offerings, or other financing tools.

While these criteria serve as guidelines, they are not exhaustive. Our assessment of a potential initial business combination will take into account various relevant factors as determined by our management team. If we choose to proceed with a target company that does not fully meet these criteria, we will transparently disclose this information in our communications with shareholders. This disclosure will be provided through proxy solicitation materials or tender offer documents, as outlined in this prospectus, and submitted to the SEC.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $125,000,000, or $143,750,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 125,000,000
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within the 24 month completion window, or by such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (net of income taxes, if any, and up to $100,000 of dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein. In addition, if we anticipate that we may be unable to consummate our initial business combination within the completion window, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. Any such extension would require shareholder approval of an amendment to our amended and restated memorandum and articles of association (which, under Cayman Islands law, requires a special resolution, meaning the affirmative vote of at least two-thirds of the votes cast by shareholders entitled to vote and voting at the meeting).
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no specified limit to the number of times we may seek such an extension,
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we seek shareholder approval for an extension, holders of public shares will be offered the right to redeem their public shares for cash, regardless of whether they abstain, vote for, or vote against the extension, at a per-share price equal to the aggregate amount then on deposit in the trust account (including interest earned thereon, net of taxes payable) divided by the number of then outstanding public shares
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less income taxes, if any, payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may hold in connection with the completion of our initial business combination. IBC has entered into an underwriting agreement with us pursuant to which it has agreed to waive its redemption rights with respect to the representative shares in connection with the completion of our initial business combination and in connection with our winding up if no initial business combination is consummated.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Management Conflicts of Interest

As a matter of Cayman Islands law, a director owes three types of duties to the company: (i) statutory duties, (ii) fiduciary duties, and (iii) common law duties. The Companies Act imposes a number of statutory duties on a director. A Cayman Islands director’s fiduciary duties are not codified, however the courts of the Cayman Islands have held that a director owes the following fiduciary duties (a) a duty to act in what the director bona fide considers to be in the best interests of the company, (b) a duty to exercise their powers for the purposes they were conferred, (c) a duty to avoid fettering his or her discretion in the future and (d) a duty to avoid conflicts of interest and of duty. The common law duties owed by a director are those to act with skill, care and diligence that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and, also, to act with the skill, care and diligence in keeping with a standard of care commensurate with any particular skill they have which enables them to meet a higher standard than a director without those skills. In fulfilling their duty of care to us, our directors must ensure compliance with our amended articles of association, as amended and restated from time to time. We have the right to seek damages where certain duties owed by any of our directors are breached.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Charles Balch, MD	International Society of Oncology Prevention and Treatments	Professional medical society	President
	International Sentinel Node Society	Professional medical society	President, Executive Council
	Cancer Expert Now, LLC	Global cancer expert network	President
	The University of Texas MD Anderson Cancer Center	Academic medical center/cancer center	Professor of Surgical Oncology
	Undying Hope International	Non-profit	Chairman

Rick Baldwin	Transition Capital Partners	Private equity	Partner
	GBS Corporate Holdings LLC	Technology	Chief Revenue Officer

Michael J. Pine	Talon Partnerships Events LLC	Sports and entertainment	Founder, President

Anthony Przybyslawski	AFP Consulting, LLC	Consulting	President
	Air Force Academy Athletic Corporation	Non-profit supporting Athletics Department	Director
	Falcon Foundation	Non-profit	Trustee
*	J. Douglas Ramsey and Richard Cabell do not have a fiduciary or contractual obligation to any other entity.

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. As a result, our sponsor, officers and directors may pursue business combinations for blank check companies that it has sponsored in any order, which could result in its more recent blank check companies completing business combinations prior to its blank check companies that were launched earlier. There are no contractual obligations governing the allocation of opportunities among the various blank check companies. Any determination as to which blank check company will pursue a particular acquisition target will be made based on the circumstances of the particular situation, including but not limited to the relative sizes of the blank check companies compared to the sizes of the targets, the need or desire for additional financings and the relevant experience of our sponsor, directors and officers involved with a particular blank check company. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

●	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.
●	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor will have invested in us an aggregate of $4,500,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.005 per share) and the $4,475,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination.

These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.

●	Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our ordinary shares equals or exceeds $15.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination, the founder shares will be released from the lockup. The private placement units (including the securities comprising such units) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or Share Rights directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
●	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of working capital loans made to us by the sponsor, certain of our officers or directors, or any of their respective affiliates may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.
●	We will reimbursement our sponsor for office space, utilities and secretarial and administrative support made available to us in an amount equal to $5,000 per month.
●	We will reimburse our sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.

We are also not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, to the extent permitted by law, there may be payment by the company to our sponsor, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and private placement shares, and they and the other members of our management team have agreed to vote their founder shares and private placement shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction.

De-SPAC Consummation Timeframe, How Extended [Text Block]	We will have up to 24 months from the closing of this offering to consummate an initial business combination, or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24 month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as “Adjusted NTBVPS,” on a pro forma basis to give effect to this offering and the issuance of the private placement units, assuming the exercise in full and no exercise of the over-allotment option. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” on page 81 for more information.

As of December 31, 2025
Offering Price of $10.00 per Unit (as adjusted to $9.09 to include the value of the Share Rights)	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.72	$6.06	$3.03	$5.09	$4.00	$3.47	$5.62	$0.26	$8.83
Assuming No Exercise of Over-Allotment Option
$6.70	$6.04	$3.05	$5.07	$4.02	$3.46	$5.63	$0.28	$8.81

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Breeze Sponsor II, LLC	$5,000 per month	Office space, administrative and shared personnel support services

Breeze Sponsor II, LLC	4,391,892 ordinary shares (or up to 5,050,676 ordinary shares if the underwriters’ over-allotment option is exercised in full)	$25,000

Breeze Sponsor II, LLC	447,500 private placement units to be purchased simultaneously with the closing of this offering (or 475,625 private placement units if the underwriters’ over-allotment option is exercised in full)	$4,475,000 (or $4,756,250 if the underwriters’ over-allotment option is exercised in full)

Breeze Sponsor II, LLC	Up to $300,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses

Breeze Sponsor II, LLC, our officers, directors, or our or their affiliates	Up to $1,500,000 in working capital loans, which loans may be convertible into private placement units at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination

Breeze Sponsor II, LLC, our officers, directors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees, success fees or salaries(1)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

To the extent permitted by law, we may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

(1)	Although no terms for any such arrangements have been determined and no written agreements exist with respect to such arrangements, if such compensation is substantial it could result in material dilution to the equity interests of the public ordinary shareholders.

SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the ordinary shares equals or exceeds $15.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Breeze Sponsor II, LLC J. Douglas Ramsey, Ph.D. Richard Cabell Charles Balch, M.D. Rick Baldwin Michael J. Pine Anthony Przybyslawski	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or Share Rights were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property; or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Private placement units (including underlying securities)	30 days after the completion of our initial business combination	Breeze Sponsor II, LLC J. Douglas Ramsey, Ph.D. Richard Cabell Charles Balch, M.D. Rick Baldwin Michael J. Pine Anthony Przybyslawski	Same as above.

Any units, Share Rights, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or rights	180 days from the date of this prospectus	Breeze Sponsor II, LLC J. Douglas Ramsey, Ph.D. Richard Cabell Charles Balch, M.D. Rick Baldwin Michael J. Pine Anthony Przybyslawski	We, our sponsor and our officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the representative of the underwriters, offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any units, Share Rights, shares or any other securities convertible into, or exercisable, or exchangeable for, shares, subject to certain exceptions. The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

Representative shares	180 days from the date of this prospectus	IBC	The representative that it will not sell, transfer, assign, pledge or hypothecate the representative’s shares for a period of 180 days following the date of this prospectus anyone other than: (i) an underwriter or a selected dealer participating in the offering, or (ii) an officer, partner, registered person, or affiliate of the representative or of any such underwriter or selected dealer, in each case in accordance with FINRA Conduct Rule 5110(e)(1).